Fair Value (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Table Text Block]
The following are the major categories of assets and liabilities measured at fair value on a recurring basis at March 31, 2014 and December 31, 2013, using quoted prices in active markets for identical assets (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	At March 31, 2014		At December 31, 2013
	Assets	Liabilities	Assets	Liabilities
Level 1
None	$-	$-	$-	$-
Level 2
None	-	-	-	-
Level 3
Derivative liability	-	-	-	1,001,385
	$-	$-	$-	$1,001,385

The following are the major categories of liabilities measured at fair value on a recurring basis at December 31, 2013 and 2012, using quoted prices in active markets for identical assets (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	At December 31,
	2013		2012
	Assets	Liabilities	Assets	Liabilities
Level 1
None	$-	$-	$-	$-
Level 2
None	$-	$-	$-	$-
Level 3
Derivative liability	$-	$1,001,385	$-	$153,776

Fair Value, by Balance Sheet Grouping [Table Text Block]
The following table reflects the change in fair value of our derivative liabilities for the three months ended March 31, 2014:

Balance at beginning of period	$1,001,385
Change in value of derivative liability - convertible notes	681,122
Reclassification of price protection feature to additional paid in capital - convertible notes	(1,682,507)
Balance at end of period	$-

The following table reflects the change in fair value of our derivative liabilities for the years ended December 31, 2013 and 2012:

	Years Ended December 31,
	2013		2012
	Assets	Liabilities	Assets	Liabilities

Balance at beginning of period	$-	$153,776	$-	$29,837
Change in value of derivative liability - Series A preferred stock	-	(47,876)	-	2,089,744
Reclassification of beneficial conversion feature to additional paid in capital - Series A preferred stock	-	(105,900)	-	-
Derivative liability arising from Series A preferred stock	-	-	-	191,630
Elimination of beneficial conversion feature - Series A preferred stock	-	-	-	(2,127,598)
Derivative liability arising from issuance of convertible notes payable	-	1,244,351	-	-
Change in value of derivative liability - convertible notes	-	(149,398)	-	(28,244)
Reclassification of beneficial conversion feature to additional paid in capital - convertible notes		(93,568)	-	-
Elimination of beneficial conversion feature - convertible notes	-	-	-	(1,593)
Balance at end of period	$-	$1,001,385	$-	$153,776